Fees Summary	Jul. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,542,000
Previously Paid Amount	0.00
Total Fee Amount	627.25
Total Offset Amount	0.00
Net Fee	627.25
Narrative - Max Aggregate Offering Price	$ 4,542,000
Final Prospectus	true